Liabilities (Details 2) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Statement [Line Items]
Current Portion		$ 21		$ 31
Long Term Portion		$ 0		$ 20
Lease Liability [member]
Statement [Line Items]
Lease Liabilities, Beginning	$ 51,000		$ 75,000
Interest	7,000		11,000
Foreign Currency Translation	1,000
Lease Payments	(38,000)		(35,000)
Lease Liabilities, Ending	21,000		51,000
Current Portion	21,000
Long Term Portion	0
Lease Liabilities	$ 21,000		$ 51,000